Taxation - Summary of Movement of Net Deferred Tax Assets/Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Reclassified from current taxes payable to net deferred tax assets		¥ 1,304
Deferred tax utilized	¥ (6)	1,540	¥ 556
China Tower Corporation Limited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Reclassified from current taxes payable to net deferred tax assets	1,304
Deferred tax utilized	¥ 373	¥ 186